Royalty, Stream and Other Interests - Mercedes and South Arturo Silver Stream (Details)	12 Months Ended
Dec. 31, 2020 oz
Mercedes Mine | Trigger One
Disclosure of detailed information about property, plant and equipment [line items]
Silver, delivery commitment, percentage to be received	100.00%
South Arturo Mine | Trigger One
Disclosure of detailed information about property, plant and equipment [line items]
Silver, delivery commitment, percentage to be received	100.00%
Mercedes and South Arturo Silver Stream
Disclosure of detailed information about property, plant and equipment [line items]
Silver, delivery commitment, minimum annual quantity committed	300,000
Silver, delivery commitment, cumulative quantity committed	2,100,000
Silver, cash purchase price, percentage of silver market price	20.00%
Mercedes and South Arturo Silver Stream | Trigger One
Disclosure of detailed information about property, plant and equipment [line items]
Silver, delivery commitment, quantity to be received	3,750,000
Mercedes and South Arturo Silver Stream | Trigger Two
Disclosure of detailed information about property, plant and equipment [line items]
Silver, delivery commitment, percentage to be received	30.00%
Nevada Gold Mines LLC
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in mine	60.00%
Premier Gold Mines Limited
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in mine	40.00%
Premier Gold Mines Limited | Trigger One
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in mine	40.00%